State Street Institutional Investment Trust

(the “Trust”)

SUPPLEMENT DATED AUGUST 30, 2018 TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION (“SAIs”), EACH DATED APRIL 30, 2018

WITH RESPECT TO THE SERIES OF THE TRUST LISTED ON APPENDIX A

AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME

Effective August 31, 2018, the mailing addresses for DST Asset Manager Solutions, Inc. (“DST”), transfer agent to each Fund, are as follows:

By Mail:

STATE STREET GLOBAL ADVISORS

PO Box 219737

KANSAS CITY, MO 64121-9737

By Overnight/Registered, Express, Certified Mail:

STATE STREET GLOBAL ADVISORS

430 W 7TH STREET SUITE 219737

KANSAS CITY, MO 64105-1407

Accordingly, all references to the prior addresses of DST in each Summary Prospectus, Prospectus and SAI are deleted and replaced with the new addresses shown above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

DSTSSIITSUPP2018

APPENDIX A

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
Premier Class (SSIXX)
Investment Class (SSVXX)
Service Class (LRSXX)
Institutional Class (SSHXX)
Investor Class (SSZXX)
Administration Class (SSYXX)
Trust Class (TILXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
Premier Class (GVMXX)
Investment Class (GVVXX)
Service Class (GVSXX)
Institutional Class (SAHXX)
Investor Class (SAMXX)
Administration Class (SALXX)
Class G (SSOXX)
Class M (GOMXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
Premier Class (TRIXX)
Investment Class (TRVXX)
Service Class (TYSXX)
Institutional Class (SSJXX)
Investor Class (SSNXX)
Administration Class (SSKXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Premier Class (TPIXX)
Investment Class (TPVXX)
Service Class (TPSXX)
Institutional Class (SAJXX)
Investor Class (SAEXX)
Administration Class (SSQXX)
Trust Class (TPLXX)

STATE STREET CASH RESERVES FUND
Premier Class (MMEXX)
Investment Class (CCWXX)
Institutional Class (CCQXX)
Investor Class (MMDXX)
Administration Class (CCVXX)

STATE STREET CONSERVATIVE INCOME FUND
Premier Class (SSKLX)
Investment Class (SSKJX)
Institutional Class (SSKGX)
Investor Class (SSKKX)
Administration Class (SSKHX)

STATE STREET ULTRA SHORT TERM BOND FUND
Institutional Class (SSTUX)
Investment Class (SSUTX)

STATE STREET EQUITY 500 INDEX FUND
Administrative Shares (STFAX)
Class R Shares (SSFRX)
Service Shares (STBIX)
Class A (SSSVX)
Class I (SSSWX)
Class K (SSSYX)

STATE STREET AGGREGATE BOND INDEX FUND
Class A (SSFCX)
Class I (SSFDX)
Class K (SSFEX)

STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND
Class A (SSGHX)
Class I (SSGJX)
Class K (SSGLX)

STATE STREET TARGET RETIREMENT 2015 FUND
Class A (SSBBX)
Class I (SSBFX)
Class K (SSBHX)

STATE STREET TARGET RETIREMENT 2020 FUND
Class A (SSBJX)
Class I (SSBNX)
Class K (SSBOX)

STATE STREET TARGET RETIREMENT 2025 FUND
Class A (SSBPX)
Class I (SSBRX)
Class K (SSBSX)

STATE STREET TARGET RETIREMENT 2030 FUND
Class A (SSBUX)
Class I (SSBWX)
Class K (SSBYX)

STATE STREET TARGET RETIREMENT 2035 FUND
Class A (SSBZX)
Class I (SSCJX)
Class K (SSCKX)

STATE STREET TARGET RETIREMENT 2040 FUND
Class A (SSCLX)
Class I (SSCNX)
Class K (SSCQX)

STATE STREET TARGET RETIREMENT 2045 FUND
Class A (SSCUX)
Class I (SSDDX)
Class K (SSDEX)

STATE STREET TARGET RETIREMENT 2050 FUND
Class A (SSDFX)
Class I (SSDJX)
Class K (SSDLX)

STATE STREET TARGET RETIREMENT 2055 FUND
Class A (SSDMX)
Class I (SSDOX)
Class K (SSDQX)

STATE STREET TARGET RETIREMENT 2060 FUND
Class A (SSDTX)
Class I (SSDWX)
Class K (SSDYX)

STATE STREET TARGET RETIREMENT FUND
Class A (SSFLX)
Class I (SSFNX)
Class K (SSFOX)

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Class A (SSUEX)
Class I (SSLEX)
Class K (SSKEX)

STATE STREET SMALL/MID CAP EQUITY INDEX FUND
Class A (SSMJX)
Class I (SSMLX)
Class K (SSMKX)

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Class A (SSHEX)
Class I (SSHNX)
Class K (SSHQX)

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Class A (SSIHX)
Class I (SSIKX)
Class K (SSIWX)

STATE STREET DISCIPLINED GLOBAL EQUITY FUND
Class A (SSGGX)
Class I (SSGMX)
Class K (SSGKX)

STATE STREET DISCIPLINED U.S. EQUITY FUND
Class A (SSJAX)
Class I (SSJIX)
Class K (SSJKX)

STATE STREET DISCIPLINED INTERNATIONAL EQUITY FUND
Class A (SSZAX)
Class I (SSZIX)
Class K (SSZKX)

STATE STREET GLOBAL VALUE SPOTLIGHT FUND
Class A (——-)
Class I (——-)
Class K (SIAKX)

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
Class A (——-)
Class I (——-)
Class K (SIVSX)

STATE STREET EUROPEAN VALUE SPOTLIGHT FUND
Class A (-----)
Class I (-----)
Class K (SIBKX)

STATE STREET ASIA PACIFIC VALUE SPOTLIGHT FUND
Class A (-----)
Class I (-----)
Class K (SIDKX)

STATE STREET U.S. VALUE SPOTLIGHT FUND
Class A (-----)
Class I (-----)
Class K (SIEKX)

STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND (TAQXX)